Legal And Regulatory Matters	12 Months Ended
Dec. 31, 2015
Legal And Regulatory Matters [Abstract]
Legal And Regulatory Matters

18.Legal and Regulatory Matters

The VITAS segment of the Company’s business operates in a heavily-regulated industry.  As a result, the Company is subjected to inquiries and investigations by various government agencies, as well as to lawsuits, including qui tam actions.  The following sections describe the various ongoing material lawsuits and investigations of which the Company is currently aware.  It is not possible at this time for us to estimate either the timing or outcome of any of those matters, or whether any potential loss, or range of potential losses, is probable or estimable.

Regulatory Matters and Litigation

On May 2, 2013, the government filed a False Claims Act complaint against the Company and certain of its hospice-related subsidiaries in the U.S. District Court for the Western District of Missouri, United States v. VITAS Hospice Services, LLC, et al., No. 4:13-cv-00449-BCW (the “2013 Action”).  Prior to that date, the Company received various qui tam lawsuits and subpoenas from the U.S. Department of Justice and OIG that have been previously disclosed.  The 2013 Action alleges that, since at least 2002, VITAS, and since 2004, the Company, submitted or caused the submission of false claims to the Medicare program by (a) billing Medicare for continuous home care services when the patients were not eligible, the services were not provided, or the medical care was inappropriate, and (b) billing Medicare for patients who were not eligible for the Medicare hospice benefit because they did not have a life expectancy of six months or less if their illnesses ran their normal course.  This complaint seeks treble damages, statutory penalties, and the costs of the action, plus interest.  The defendants filed a motion to dismiss on September 24, 2013.  On September 30, 2014, the Court denied the motion, except to the extent that claims were filed before July 24, 2002. On November 13, 2014, the government filed a Second Amended Complaint.  The Second Amended Complaint changed and supplemented some of the allegations, but did not otherwise expand the causes of action or the nature of the relief sought against VITAS.  VITAS filed its Answer to the Second Amended Complaint on August 11, 2015.  The Company is not able to reasonably estimate the probability of loss or range of loss at this time.

For additional procedural history of this litigation, please refer to our prior quarterly and annual filings. The net costs incurred related to U.S. v. Vitas and related regulatory matters were $5.0 million, $2.1 million and $2.1 million for 2015, 2014 and 2013 respectively.

In November 2013, two shareholder derivative lawsuits were filed against the Company’s current and former directors, as well as certain of its officers, both of which are covered by the Company’s commercial insurance.  On November 6, 2013, KBC Asset Management NV filed suit in the United States District Court for the District of Delaware, KBC Asset Management NV, derivatively on behalf of Chemed Corp. v. McNamara, et al., No. 13 Civ. 1854 (LPS) (D. Del.).  It sued Kevin McNamara, Joel Gemunder, Patrick Grace, Thomas Hutton, Walter Krebs, Andrea Lindell, Thomas Rice, Donald Saunders, Arthur Tucker, Jr., George Walsh III, Frank Wood, Timothy O’Toole, David Williams and Ernest Mrozek, together with the Company as nominal defendant.  Plaintiff alleges that since at least 2004, Chemed, through VITAS, has submitted or caused the submission of false claims to Medicare.  The suit alleges a claim for breach of fiduciary duty against the individual defendants, and seeks (a) a declaration that the individual defendants breached their fiduciary duties to the Company; (b) an order requiring those defendants to pay compensatory damages, restitution and exemplary damages, in unspecified amounts, to the Company; (c) an order directing the Company to implement new policies and procedures; and (d) costs and disbursements incurred in bringing the action, including attorneys’ fees.

On November 14, 2013, Mildred A. North filed suit in the United States District Court for the Southern District of Ohio, North, derivatively on behalf of Chemed Corp. v. Kevin McNamara, et al., No. 13 Civ. 833 (MDB) (S.D. Ohio).  She sued Kevin McNamara, David Williams, Timothy O’Toole, Joel Gemunder, Patrick Grace, Walter Krebs, Andrea Lindell, Thomas Rice, Donald Saunders, George Walsh III, Frank Wood and Thomas Hutton, together with the Company as nominal defendant.  Plaintiff alleges that, between February 2010 and the present, the individual defendants breached their fiduciary duties as officers and directors of Chemed by, among other things, (a) allegedly causing VITAS to submit improper and ineligible claims to Medicare and Medicaid; and (b) allegedly misrepresenting the state of Chemed’s internal controls.  The suit alleges claims for breach of fiduciary duty, abuse of control and gross mismanagement against the individual defendants.  The complaint also alleges unjust enrichment and insider trading against Messrs. McNamara, Williams and O’Toole.  Plaintiff seeks (a) a declaration that the individual defendants breached their fiduciary duties to the Company; (b) an order requiring those defendants to pay compensatory damages, restitution and exemplary damages, in unspecified amounts, to the Company; (c) an order directing the Company to implement new policies and procedures; and (d) costs and disbursements incurred in bringing the action, including attorneys’ fees.

On January 29, 2014 defendants in North filed a motion to transfer that case to Delaware under 28 U.S.C § 1404(a). On February 12, 2014, defendants in KBC filed a motion to dismiss that case pursuant to Federal Rules of Civil Procedure 23.1 and 12(b)(6).  On September 19, 2014, the Ohio court granted defendants’ motion to transfer North to Delaware.  Following that decision and in light of that transfer, on September 29, 2014, the Delaware court denied without prejudice defendants’ motion to dismiss KBC, and referred both cases to Magistrate Judge Burke.

On October 15, 2014, Plaintiff KBC filed a motion to consolidate KBC with North.  On February 2, 2015 the court granted the motion for consolidation in full, appointing Plaintiff KBC the sole lead plaintiff and its counsel, the sole lead and liaison counsel.  The court ordered that both cases will proceed under the caption In re Chemed Corp. Shareholder and Derivative Litigation, No. 13 Civ. 1854 (LPS) (CJB) (D. Del.).  Plaintiff KBC has designated its pending complaint as the operative complaint in the consolidated proceedings.  Defendants subsequently renewed their motion to dismiss those claims and allegations.  On December 23, 2015, Magistrate Judge Burke issued a Report & Recommendation recommending that (1) defendants’ motion to dismiss be granted; (2) plaintiff be given 14 days from the date of affirmance by the district court to file an amended complaint addressing deficiencies with regard to their duty of loyalty claim; and (3) failure to do so should give rise to dismissal with prejudice.  The Report and Recommendation remains subject to review and affirmance by the district court judge overseeing the matter.  On January 11, 2016, Lead Plaintiff KBC filed Objections to the Report and Recommendations.  Defendants responses to those Objections were filed on January 28, 2016.

The Company intends to defend vigorously against the allegations in each of the above lawsuits.  Regardless of the outcome of any of the preceding matters, responding to the subpoenas and dealing with the various regulatory agencies and opposing parties can adversely affect us through defense costs, potential payments, diversion of management time, and related publicity.  Although the Company intends to defend them vigorously, there can be no assurance that those suits will not have a material adverse effect on the Company.